Related party transaction (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other payables - related party total	$ 6,334
Ji Zhe [Member]
Relationship	Shareholder of Puhui Beijing
Nature	Advance from shareholder
Other payables - related party total	$ 483
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Relationship	Shareholder of Puhui Beijing
Nature	Advance from shareholder
Other payables - related party total	$ 5,153
Beijing Huicai Hengyun Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Nature	Advance from shareholder
Other payables - related party total	$ 698